UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  DECEMBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED DECEMBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA TAX EXEMPT MONEY MARKET FUND
DECEMBER 31, 2013

                                                                      (Form N-Q)

48461-0214                                   (C)2014, USAA. All rights reserved.
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PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. The effective maturity of these instruments is deemed to be less than 397 days in accordance with detailed regulatory requirements.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

ADJUSTABLE-RATE NOTES - similar to VRDNs in the fact that the interest rate is adjusted periodically to reflect current market conditions. These interest rates are adjusted at a given time, such as monthly or quarterly. However, these securities do not offer the right to sell the security at face value prior to maturity.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the values of the securities.

The USAA Tax Exempt Money Market Fund's (the Fund) investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Asset Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(INS) Principal and interest payments are insured by Berkshire Hathaway Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

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1  | USAA Tax Exempt Money Market Fund
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(LIQ)    Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Deutsche Bank A.G., or JPMorgan Chase Bank, N.A.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(NBGA) Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from one of the following: Minnesota General Obligation, Montana Board of Investments Intercap Program, or National Rural Utility Corp.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ABAG     Association of Bay Area Governments
CSD      Central School District
EDA      Economic Development Authority
EDC      Economic Development Corp.
IDA      Industrial Development Authority/Agency
IDB      Industrial Development Board
IDC      Industrial Development Corp.
ISD      Independent School District
USD      Unified School District

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                                                   Portfolio of Investments |  2
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PORTFOLIO OF INVESTMENTS

USAA TAX EXEMPT MONEY MARKET FUND
December 31, 2013 (unaudited)

PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             VARIABLE-RATE DEMAND NOTES (69.9%)

             ALABAMA (3.7%)
$  10,000    Chatom IDB (NBGA)                                       0.24%      8/01/2041    $   10,000
    2,350    Eutaw IDB                                               0.05      12/01/2020         2,350
    1,470    Huntsville Educational Building Auth. (LOC -
               Branch Banking & Trust Co.)                           0.09      12/01/2022         1,470
   25,000    Mobile County IDA (LOC - Swedbank AB)                   0.10       7/01/2040        25,000
   12,000    Tuscaloosa County IDA (LOC - Bank of Nova
               Scotia)                                               0.05       4/01/2028        12,000
   20,000    Tuscaloosa County IDA (LOC - Sumitomo Mitsui
               Banking Corp.)                                        0.05       6/01/2028        20,000
   32,500    Tuscaloosa County Port Auth. (LOC - PNC
               Bank, N.A.)                                           0.13      12/01/2031        32,500
                                                                                             ----------
                                                                                                103,320
                                                                                             ----------
             ARKANSAS (0.2%)
    5,175    Texarkana (LOC - PNC Bank, N.A.)                        0.20       3/01/2021         5,175
                                                                                             ----------
             CALIFORNIA (5.9%)
    9,875    ABAG Finance Auth. for Nonprofit Corps. (LOC -
               KBC Bank N.V.)                                        0.36       5/15/2035         9,875
   15,600    Anaheim Redev. Agency (LIQ)(LOC - Deutsche
               Bank A.G.) (a)                                        0.11       2/01/2031        15,600
   12,255    Golden State Tobacco Securitization Corp.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                   0.14       6/01/2027        12,255
    6,000    Golden State Tobacco Securitization Corp.
               (INS)(LIQ) (a)                                        0.16      12/01/2037         6,000
   28,985    Grossmont Healthcare District (LIQ)(LOC -
               Deutsche Bank A.G.) (a)                               0.12       7/15/2033        28,985
   16,460    Infrastructure and Economic Dev. Bank (LOC -
               Bank of America, N.A.)                                0.05       7/01/2034        16,460
   20,231    Irvine (LOC - KBC Bank N.V.)                            0.07       9/02/2050        20,231
    3,445    Sacramento City Financing Auth. (LIQ)(LOC -
               Deutsche Bank A.G.) (a)                               0.14      12/01/2033         3,445
   18,845    San Jose USD (LIQ)(LOC - Deutsche Bank A.G.) (a)        0.12       6/01/2031        18,845
   25,150    Statewide Communities Dev. Auth. (LIQ)(LOC -
               Citibank, N.A.) (a)                                   0.56      12/14/2016        25,150
    6,090    Statewide Communities Dev. Auth. (LOC - Bank
               of America, N.A.)                                     0.05      10/01/2036         6,090
                                                                                             ----------
                                                                                                162,936
                                                                                             ----------
             COLORADO (1.3%)
    6,160    Educational and Cultural Facilities Auth. (LOC -
               Bank of America, N.A.)                                0.08       2/01/2037         6,160
    1,440    El Paso County (LOC - JPMorgan Chase Bank, N.A.)        0.15      11/01/2021         1,440
    6,495    Health Facilities Auth. (LIQ) (a)                       0.26       3/01/2016         6,495
      685    Health Facilities Auth. (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.45       1/01/2018           685

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3  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   6,665    Health Facilities Auth. (LIQ) (a)                       0.31%      2/01/2019    $    6,665
   13,015    Health Facilities Auth. (LIQ) (a)                       0.31      10/01/2034        13,015
                                                                                             ----------
                                                                                                 34,460
                                                                                             ----------
             CONNECTICUT (0.4%)
    9,685    Health and Educational Facilities Auth. (LOC -
               Bank of America, N.A.)                                0.11       7/01/2030         9,685
                                                                                             ----------
             DELAWARE (0.2%)
    6,600    EDA IDA                                                 0.55      12/01/2014         6,600
                                                                                             ----------
             DISTRICT OF COLUMBIA (0.2%)
    2,700    District of Columbia (LOC - Bank of America, N.A.)      0.13       7/01/2022         2,700
    2,940    Metropolitan Washington Airports Auth. (LOC -
               TD Bank, N.A.)                                        0.04      10/01/2039         2,940
                                                                                             ----------
                                                                                                  5,640
                                                                                             ----------
             FLORIDA (1.5%)
    5,000    Escambia County                                         0.05       4/01/2039         5,000
    1,200    Jackson County                                          0.06       7/01/2022         1,200
    3,415    Lee County IDA (LOC - Fifth Third Bank)                 0.22       6/01/2025         3,415
    9,030    Seminole County IDA (LOC - Fifth Third Bank)            0.19      12/01/2037         9,030
    7,265    UCF Health Facilities Corp. (LOC - Fifth Third Bank)    0.19       7/01/2037         7,265
   16,600    Univ. of North Florida Financing Corp.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                   0.10      11/01/2027        16,600
                                                                                             ----------
                                                                                                 42,510
                                                                                             ----------
             GEORGIA (1.1%)
   13,000    Appling County Dev. Auth.                               0.05       9/01/2041        13,000
   13,000    Bartow County Dev. Auth.                                0.11      12/01/2032        13,000
    2,550    Cobb County Dev. Auth. (LOC - Federal Home
               Loan Bank of Atlanta)                                 0.10       2/01/2030         2,550
    2,500    Floyd County Dev. Auth. (LOC - PNC Bank, N.A.)          0.13       4/01/2017         2,500
                                                                                             ----------
                                                                                                 31,050
                                                                                             ----------
             ILLINOIS (6.8%)
    4,200    Dev. Finance Auth.                                      0.10       1/01/2016         4,200
   20,100    Dev. Finance Auth. (LOC - JPMorgan Chase
               Bank, N.A.)(LOC - Northern Trust Co.)                 0.05       2/01/2029        20,100
   20,000    Dev. Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)    0.06      10/01/2029        20,000
    3,080    Dev. Finance Auth. (LOC - Bank of America, N.A.)        0.27       9/01/2032         3,080
   26,555    Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)         0.05      11/15/2029        26,555
    2,880    Finance Auth. (LOC - Fifth Third Bank)                  0.86       3/01/2031         2,880
   29,300    Finance Auth. (LOC - JPMorgan Chase Bank, N.A.)         0.07       9/01/2031        29,300
   16,650    Finance Auth. (LOC - Fifth Third Bank)                  0.11       6/01/2038        16,650
   12,975    Metropolitan Pier and Exposition Auth.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                   0.12       6/15/2034        12,975
   23,335    Metropolitan Pier and Exposition Auth.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                   0.12      12/15/2039        23,335
    4,350    Skokie Economic Dev. (LOC - Bank of America, N.A.)      0.29      12/01/2014         4,350
    4,249    Springfield Airport Auth.                               0.60      10/15/2016         4,249
    1,300    Village of Lombard (LOC - Fifth Third Bank)             0.19       1/01/2034         1,300

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                                                   Portfolio of Investments |  4

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
PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$  13,105    Village of Morton Grove (LOC - Bank of
               America, N.A.)                                        0.10%     12/01/2041    $   13,105
    6,250    Will County (LOC - FirstMerit Bank, N.A.)               0.14       7/01/2034         6,250
                                                                                             ----------
                                                                                                188,329
                                                                                             ----------
             INDIANA (2.9%)
    6,055    Berne (LOC - Federal Home Loan Bank of Indianapolis)    0.11      10/01/2033         6,055
   20,950    Dearborn County EDA (LOC - JPMorgan Chase Bank, N.A.)   0.06       4/01/2036        20,950
    3,845    Dev. Finance Auth. (LOC - Fifth Third Bank)             0.19       2/01/2023         3,845
    4,855    Evansville (LOC - Fifth Third Bank)                     0.19       1/01/2025         4,855
    9,620    Finance Auth. (LOC - Federal Home Loan Bank
               of Indianapolis)                                      0.10       7/01/2029         9,620
    2,665    Finance Auth. (LOC - PNC Bank, N.A.)                    0.11       6/01/2037         2,665
    1,300    Huntington                                              0.12       6/26/2014         1,300
   23,800    Indianapolis Museum of Art (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.05       2/01/2039        23,800
    5,925    Winona Lake (LOC - Key Bank, N.A.)                      0.26       7/01/2031         5,925
                                                                                             ----------
                                                                                                 79,015
                                                                                             ----------
             IOWA (5.6%)
    6,850    Chillicothe                                             0.10       1/01/2023         6,850
   12,750    Council Bluffs                                          0.10       1/01/2025        12,750
   10,000    Finance Auth                                            0.07       6/01/2039        10,000
   29,000    Finance Auth.                                           0.08       6/01/2036        29,000
   32,000    Finance Auth.                                           0.08       9/01/2036        32,000
   30,000    Finance Auth. (LOC - U.S. Bank, N.A.)                   0.10      12/01/2042        30,000
    2,300    Higher Educational Loan Auth. (LOC - Fifth Third Bank)  0.06       5/01/2029         2,300
    7,900    Higher Educational Loan Auth. (LOC - Fifth Third Bank)  0.06       4/01/2035         7,900
    9,500    Louisa County                                           0.07       9/01/2016         9,500
    3,900    Louisa County                                           0.07       3/01/2017         3,900
    4,900    Louisa County                                           0.07      10/01/2024         4,900
      550    Sheldon                                                 0.36      11/01/2015           550
    5,500    Urbandale (LOC - Wells Fargo Bank, N.A.)                0.12      11/01/2020         5,500
                                                                                             ----------
                                                                                                155,150
                                                                                             ----------
             KENTUCKY (0.6%)
      925    Boone County (LOC - JPMorgan Chase Bank, N.A.)          0.45      11/01/2021           925
    2,000    Frankfort                                               0.12       5/07/2014         2,000
    9,770    Georgetown (LOC - Fifth Third Bank)                     0.19      11/15/2029         9,770
      595    Lexington-Fayette Urban County (LOC -
               JPMorgan Chase Bank, N.A.)                            0.45       7/01/2021           595
    2,845    Lexington-Fayette Urban County (LOC - Federal
               Home Loan Bank of Cincinnati)                         0.31      12/01/2027         2,845
                                                                                             ----------
                                                                                                 16,135
                                                                                             ----------
             LOUISIANA (1.9%)
      775    Environmental Facilities and Community Dev.
               Auth. (LOC - Federal Home Loan Bank of Dallas)        0.10       4/01/2018           775
    1,705    Hammond Area Economic and Industrial Dev.
               District (LOC - Federal Home Loan Bank of Dallas)     0.10       3/01/2033         1,705
    7,610    New Orleans (LOC - Capital One, N.A.)                   0.61       8/01/2024         7,610
      795    Public Facilities Auth. (LOC - Federal Home
               Loan Bank of Dallas)                                  0.10      12/01/2014           795
    1,100    Public Facilities Auth.                                 0.07       8/01/2017         1,100

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5  | USAA Tax Exempt Money Market Fund

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
PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   6,405    Public Facilities Auth. (LOC - Bank of New York
               Mellon)                                               0.05%      4/01/2021    $    6,405
    1,695    Public Facilities Auth. (LOC - Capital One, N.A.)       0.61       7/01/2023         1,695
      315    Public Facilities Auth. (LOC - Capital One, N.A.)       0.61       7/01/2023           315
      590    Public Facilities Auth. (LOC - Capital One, N.A.)       0.61       7/01/2023           590
      555    Public Facilities Auth. (LOC - Capital One, N.A.)       0.66       7/01/2027           555
   25,000    St. James Parish (LOC - Natixis S.A.)                   0.39      11/01/2039        25,000
    6,980    St. Tammany Parish Dev. District (LOC -
               Federal Home Loan Bank of Dallas)                     0.10       3/01/2033         6,980
                                                                                             ----------
                                                                                                 53,525
                                                                                             ----------
             MARYLAND (0.9%)
    1,000    Baltimore County IDA                                    0.12       3/01/2014         1,000
   14,140    Health and Higher Educational Facilities Auth.
               (LOC - JPMorgan Chase Bank, N.A.)                     0.06       4/01/2035        14,140
   10,245    Williamsport (LOC - Manufacturers & Traders
               Trust Co.)                                            0.11      11/01/2037        10,245
                                                                                             ----------
                                                                                                 25,385
                                                                                             ----------
             MASSACHUSETTS (0.5%)
    7,390    Dev. Finance Agency (LOC - Manufacturers &
               Traders Trust Co.)                                    0.11       4/01/2041         7,390
    7,390    Dev. Finance Agency (LOC - RBS Citizens, N.A.)          0.46       4/01/2041         7,390
                                                                                             ----------
                                                                                                 14,780
                                                                                             ----------
             MICHIGAN (3.3%)
    5,250    Finance Auth. (LOC - Fifth Third Bank)                  0.19      12/01/2032         5,250
    3,540    Fremont Hospital Finance Auth. (LOC - Fifth
               Third Bank)                                           0.19      11/01/2027         3,540
   26,600    Higher Educational Facilities Auth. (LOC -
               Federal Home Loan Bank of Boston)                     0.12       7/01/2037        26,600
    6,960    Hospital Finance Auth. (LOC - Fifth Third Bank)         0.19       6/01/2035         6,960
    3,290    Kalamazoo County EDA (LOC - Fifth Third Bank)           0.23       9/01/2015         3,290
   28,405    Marquette County (LOC - RBS Citizens, N.A.)             0.46       3/01/2033        28,405
    7,900    Northville EDC (LOC - Fifth Third Bank)                 0.19       5/01/2014         7,900
   10,000    Oakland County EDC (LOC - Fifth Third Bank)             0.19       3/01/2029        10,000
                                                                                             ----------
                                                                                                 91,945
                                                                                             ----------
             MINNESOTA (0.3%)
    2,400    Canby Community Hospital District No.1                  0.36      11/01/2026         2,400
    4,675    Rochester (LOC - Royal Bank of Scotland N.V.)           0.45       4/01/2022         4,675
                                                                                             ----------
                                                                                                  7,075
                                                                                             ----------
             MISSISSIPPI (0.5%)
    4,920    Business Finance Corp. (LOC - Federal Home
               Loan Bank of Dallas)                                  0.10       3/01/2033         4,920
    9,045    Business Finance Corp. (LOC - Hancock Bank)             1.50      12/01/2036         9,045
                                                                                             ----------
                                                                                                 13,965
                                                                                             ----------
             MISSOURI (0.9%)
    6,800    Health and Educational Facilities Auth. (LOC -
               Commerce Bank, N.A.)                                  0.12       7/01/2026         6,800
    8,400    Jackson County IDA (LOC - Commerce Bank, N.A.)          0.12       7/01/2025         8,400
    3,690    St. Louis County IDA (LOC - U.S. Bank, N.A.)            0.10       6/15/2024         3,690
    5,770    State Health (LOC - Commerce Bank, N.A.)                0.07      11/01/2032         5,770
                                                                                             ----------
                                                                                                 24,660
                                                                                             ----------

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                                                   Portfolio of Investments |  6

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
PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             NEBRASKA (0.4%)
$  10,000    Washington County                                       0.08%     12/01/2040    $   10,000
                                                                                             ----------
             NEW HAMPSHIRE (0.8%)
   10,000    Business Finance (LOC - Landesbank Hessen-
               Thuringen)                                            0.29       9/01/2030        10,000
    4,670    Health and Education Facilities Auth. (LOC -
               RBS Citizens, N.A.)                                   0.38       7/01/2037         4,670
    6,695    Health and Education Facilities Auth. (LOC -
               RBS Citizens, N.A.)                                   0.38       7/01/2038         6,695
                                                                                             ----------
                                                                                                 21,365
                                                                                             ----------
             NEW JERSEY (0.2%)
    3,955    EDA (LOC - Bank of America, N.A.)                       0.24      11/01/2027         3,955
                                                                                             ----------
             NEW MEXICO (0.2%)
    5,000    Hospital Equipment Loan Council (LOC - Fifth
               Third Bank)                                           0.21       7/01/2025         5,000
                                                                                             ----------
             NEW YORK (6.2%)
    4,410    Albany IDA (LOC - RBS Citizens, N.A.)                   0.48       5/01/2035         4,410
    9,615    Albany IDA (LOC - Key Bank, N.A.)                       0.12       7/01/2035         9,615
   12,490    Broome County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.11       7/01/2040        12,490
    2,675    Chautauqua County IDA (LOC - RBS Citizens, N.A.)        0.38       8/01/2027         2,675
    5,375    Clinton County IDA (LOC - Key Bank, N.A.)               0.12       7/01/2017         5,375
    2,635    Clinton County IDA (LOC - Key Bank, N.A.)               0.12       7/01/2042         2,635
    1,835    Erie County IDA (LOC - Key Bank, N.A.)                  0.17       9/01/2017         1,835
    2,115    Erie County IDA (LOC - Key Bank, N.A.)                  0.17       6/01/2022         2,115
    3,900    Erie County IDA (LOC - Key Bank, N.A.)                  0.17       3/01/2024         3,900
    2,520    Guilderland IDA (LOC - Key Bank, N.A.)                  0.17       7/01/2032         2,520
    5,500    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.07      11/01/2037         5,500
   10,000    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.04       5/01/2042        10,000
    5,200    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.06       5/01/2042         5,200
    4,600    Housing Finance Agency (LOC - Landesbank
               Hessen-Thuringen)                                     0.06       5/01/2042         4,600
    4,600    Long Island Power Auth. (LOC - JPMorgan
               Chase Bank, N.A.)                                     0.04       5/01/2033         4,600
    5,000    Long Island Power Auth. (LOC - Bayerische
               Landesbank)                                           0.06       5/01/2033         5,000
    1,700    Monroe County IDA (LOC - Key Bank, N.A.)                0.17       8/01/2018         1,700
    2,000    New York City (LIQ) (a)                                 0.06       8/01/2020         2,000
   10,000    New York City (LOC - Bayerische Landesbank)             0.05       8/01/2022        10,000
    4,900    New York City (LOC - Manufacturers & Traders
               Trust Co.)                                            0.12      12/01/2040         4,900
   10,315    New York City Housing Dev. Corp. (LOC -
               Landesbank Hessen-Thuringen)                          0.06       6/01/2039        10,315
    6,280    New York City IDA (LOC - Key Bank, N.A.)                0.14       7/01/2037         6,280
    6,380    New York City IDA (LOC - Key Bank, N.A.)                0.14       7/01/2038         6,380
    1,770    Niagara County IDA (LOC - Key Bank, N.A.)               0.17       9/01/2021         1,770
    5,925    Oneida County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.11       6/01/2030         5,925
    3,385    Onondaga County IDA (LOC - Key Bank, N.A.)              0.12       7/01/2025         3,385
    7,800    Onondaga County IDA (LOC - Manufacturers &
               Traders Trust Co.)                                    0.11      12/01/2031         7,800
    1,500    Ontario County IDA (LOC - Royal Bank of
               Scotland N.V.)                                        0.45       3/01/2028         1,500

================================================================================

7  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   6,825    Ontario County IDA (LOC - Key Bank, N.A.)               0.12%      7/01/2030    $    6,825
    9,075    Ramapo Housing Auth. (LOC - Manufacturers &
               Traders Trust Co.)                                    0.16      12/01/2029         9,075
    2,265    St. Lawrence County (LOC - RBS Citizens, N.A.)          0.45       7/01/2037         2,265
    2,805    Syracuse IDA (LOC - Key Bank, N.A.)                     0.17       1/01/2033         2,805
    4,880    Tompkins County IDA (LOC - Bank of America, N.A.)       0.16       2/01/2037         4,880
      325    Westchester County IDA (LOC - RBS Citizens, N.A.)       0.29       1/01/2031           325
                                                                                             ----------
                                                                                                170,600
                                                                                             ----------
             OHIO (4.5%)
    7,850    Air Quality Dev. Auth. (LOC - Key Bank, N.A.)           0.14       6/01/2033         7,850
   30,000    Buckeye Tobacco Settlement Finance Auth.
               (LIQ)(LOC - Deutsche Bank A.G.) (a)                   0.31       6/01/2024        30,000
   13,145    Butler County (LOC - Fifth Third Bank)                  0.19       5/15/2036        13,145
    1,415    Cadiz Health Care Facilities Auth. (LOC - PNC
               Bank, N.A.)                                           0.56       1/01/2033         1,415
    3,200    Cincinnati and Hamilton County (LOC - Fifth
               Third Bank)                                           0.19       9/01/2025         3,200
    1,190    Clermont County (LOC - Fifth Third Bank)                0.19       8/01/2022         1,190
    7,850    Delaware County (LOC - Fifth Third Bank)                0.19      10/01/2033         7,850
    4,505    Hamilton County (LOC - Fifth Third Bank)                0.19      12/01/2024         4,505
    7,600    Hamilton County (LOC - Fifth Third Bank)                0.19      12/01/2026         7,600
    6,065    Higher Educational Facilities (LOC - Fifth Third
               Bank)                                                 0.16       9/01/2036         6,065
   20,950    Lima Hospital (LOC - JPMorgan Chase Bank, N.A.)         0.06       4/01/2037        20,950
   11,150    Pike County Health Care Facilities (LOC - Bank
               of America, N.A.)                                     0.10      11/01/2033        11,150
    2,345    Pike County Health Care Facilities (LOC - Bank
               of America, N.A.)                                     0.10      11/01/2033         2,345
    2,000    Portage County (LOC - JPMorgan Chase Bank, N.A.)        0.12      12/01/2022         2,000
    2,290    Summit County (LOC - Fifth Third Bank)                  0.19      12/01/2029         2,290
    2,435    Wayne County (LOC - Fifth Third Bank)                   0.24       9/01/2021         2,435
                                                                                             ----------
                                                                                                123,990
                                                                                             ----------
             OKLAHOMA (3.4%)
    7,305    Edmond EDA (LOC - Bank of Oklahoma, N.A.)               0.19       6/01/2031         7,305
    8,700    Garfield County Industrial Auth.                        0.18       1/01/2025         8,700
   32,400    Muskogee Industrial Trust                               0.11       1/01/2025        32,400
   36,000    Muskogee Industrial Trust                               0.10       6/01/2027        36,000
   10,100    Tulsa Industrial Auth. (LOC - Bank of Oklahoma, N.A.)   0.26      11/01/2026        10,100
                                                                                             ----------
                                                                                                 94,505
                                                                                             ----------
             OREGON (1.6%)
    6,585    Facilities Auth. (LOC - Bank of the West)               0.27      10/01/2037         6,585
   38,100    Port of Portland (LOC - Bank of Tokyo-
               Mitsubishi UFJ, Ltd.)                                 0.29      12/01/2014        38,100
                                                                                             ----------
                                                                                                 44,685
                                                                                             ----------
             PENNSYLVANIA (1.0%)
    5,250    Chartiers Valley Industrial and Commercial Dev. Auth.   1.10      11/15/2017         5,250
    5,000    Delaware Valley Regional Finance Auth. (LOC -
               Bayerische Landesbank)                                0.30      12/01/2020         5,000
   18,295    Derry Township Industrial and Commercial Dev.
               Auth. (LOC - PNC Bank, N.A.)                          0.06      11/01/2030        18,295
                                                                                             ----------
                                                                                                 28,545
                                                                                             ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             SOUTH CAROLINA (0.1%)
$   3,400    EDA (LOC - Fifth Third Bank)                            0.19%      2/01/2028    $    3,400
                                                                                             ----------
             SOUTH DAKOTA (0.6%)
    5,975    Health and Educational Facilities Auth.                 0.36      11/01/2020         5,975
    3,090    Health and Educational Facilities Auth.                 0.36      11/01/2025         3,090
    6,455    Health and Educational Facilities Auth.                 0.36      11/01/2027         6,455
                                                                                             ----------
                                                                                                 15,520
                                                                                             ----------
             TENNESSEE (0.7%)
    7,100    Hendersonville IDB (LOC - Fifth Third Bank)             0.22       5/01/2036         7,100
    4,860    Metropolitan Government of Nashville and
               Davidson County (LOC - Fifth Third Bank)              0.19      12/01/2024         4,860
    6,110    Sullivan County Health, Educational & Housing
               Facilities Board (LOC - JPMorgan Chase
               Bank, N.A.)                                           0.05       9/01/2032         6,110
    2,325    Williamson County IDB (LOC - Fifth Third Bank)          0.22      12/01/2027         2,325
                                                                                             ----------
                                                                                                 20,395
                                                                                             ----------
             TEXAS (2.6%)
   13,300    Atascosa County IDC (NBGA)                              0.11       6/30/2020        13,300
    9,100    Metropolitan Higher Education Auth. (LOC -
               JPMorgan Chase Bank, N.A.)                            0.08       5/01/2019         9,100
   15,000    Port Arthur                                             0.07      12/01/2040        15,000
   25,000    Port Arthur                                             0.07       6/01/2041        25,000
   10,000    Port of Port Arthur Navigation District                 0.75      12/01/2039        10,000
                                                                                             ----------
                                                                                                 72,400
                                                                                             ----------
             UTAH (0.5%)
   15,000    Emery County (LOC - JPMorgan Chase Bank, N.A.)          0.05       7/01/2015        15,000
                                                                                             ----------
             VIRGINIA (1.7%)
    8,380    Fairfax County IDA                                      0.05       5/15/2035         8,380
    2,200    Hampton Roads Sanitation District                       0.04      11/01/2041         2,200
    2,920    Hanover County EDA (LOC - U.S. Bank, N.A.)              0.05      11/01/2025         2,920
    4,725    Lexington IDA                                           0.05       1/01/2035         4,725
    4,300    Loudoun County IDA                                      0.03       2/15/2038         4,300
      900    Peninsula Ports Auth. (LOC - U.S. Bank, N.A.)           0.04       7/01/2016           900
   20,045    Stafford County IDA (LOC - Bank of America, N.A.)       0.05       8/01/2028        20,045
    4,715    Univ. of Virginia (LIQ) (a)                             0.04       6/01/2032         4,715
                                                                                             ----------
                                                                                                 48,185
                                                                                             ----------
             WASHINGTON (1.1%)
   15,000    Health Care Facilities Auth. (LIQ) (a)                  0.31      10/01/2016        15,000
    8,960    Housing Finance Commission (LOC - Key Bank, N.A.)       0.14       7/01/2043         8,960
    5,025    Snohomish County Housing Auth. (LOC - Bank
               of America, N.A.)                                     0.07       7/01/2036         5,025
                                                                                             ----------
                                                                                                 28,985
                                                                                             ----------
             WEST VIRGINIA (1.7%)
    9,630    Marshall County                                         0.07       3/01/2026         9,630
   38,185    State Hospital Finance Auth. (LOC - Fifth Third
               Bank)                                                 0.16      10/01/2033        38,185
                                                                                             ----------
                                                                                                 47,815
                                                                                             ----------

================================================================================

9  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             WISCONSIN (1.6%)
$   5,535    Health and Educational Facilities Auth. (LOC -
               KBC Bank N.V.)                                        0.10%      5/01/2025    $    5,535
      550    Health and Educational Facilities Auth. (LOC -
               JPMorgan Chase Bank, N.A.)                            0.15       5/01/2026           550
   11,440    Health and Educational Facilities Auth. (LOC -
               KBC Bank N.V.)                                        0.23       3/01/2038        11,440
   19,900    Public Finance Auth. (LOC - Bank of Scotland)           0.07       6/01/2041        19,900
    6,465    Wind Point (LOC - U.S. Bank, N.A.)                      0.17       9/01/2035         6,465
                                                                                             ----------
                                                                                                 43,890
                                                                                             ----------
             WYOMING (2.3%)
   41,200    Gillette (LOC - Royal Bank of Scotland plc)             0.40       1/01/2018        41,200
   10,000    Platte County (NBGA)                                    0.05       7/01/2014        10,000
   11,300    Sweetwater County (LOC - Royal Bank of Scotland plc)    0.30       1/01/2014        11,300
                                                                                             ----------
                                                                                                 62,500
                                                                                             ----------
             Total Variable-Rate Demand Notes (cost: $1,932,075)                              1,932,075
                                                                                             ----------
             PUT BONDS (6.5%)

             ALABAMA (1.8%)
   25,000    Mobile IDB                                              0.40       6/01/2034        25,000
   25,000    Mobile IDB                                              0.45       7/15/2034        25,000
                                                                                             ----------
                                                                                                 50,000
                                                                                             ----------
             CALIFORNIA (0.9%)
   26,000    Statewide Communities Dev. Auth.                        0.20       4/01/2037        26,000
                                                                                             ----------
             GEORGIA (0.5%)
    3,100    Atlanta Finance Auth.                                   0.40       5/01/2015         3,100
   10,150    Burke County Dev. Auth.                                 2.30      10/01/2032        10,198
                                                                                             ----------
                                                                                                 13,298
                                                                                             ----------
             MASSACHUSETTS (0.7%)
   18,000    State Dev. Finance                                      0.40       5/01/2015        18,000
                                                                                             ----------
             MONTANA (1.9%)
    9,125    Board of Investments (NBGA)                             0.22       3/01/2017         9,125
   11,775    Board of Investments (NBGA)                             0.22       3/01/2018        11,775
   11,335    Board of Investments (NBGA)                             0.22       3/01/2025        11,335
   12,450    Board of Investments (NBGA)                             0.22       3/01/2028        12,450
    2,450    Board of Investments (NBGA)                             0.22       3/01/2029         2,450
    5,975    Board of Investments (NBGA)                             0.22       3/01/2035         5,975
                                                                                             ----------
                                                                                                 53,110
                                                                                             ----------
             NEW YORK (0.7%)
   20,000    Liberty Dev. Corp.                                      0.23      12/01/2049        20,000
                                                                                             ----------
             Total Put Bonds (cost: $180,408)                                                   180,408
                                                                                             ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
             ADJUSTABLE-RATE NOTES (0.7%)

             CALIFORNIA (0.7%)
$  19,000    Golden Empire Schools Financing Auth.                   0.36%      5/01/2014    $   19,000
                                                                                             ----------
             Total Adjustable-Rate Notes (cost: $19,000)                                         19,000
                                                                                             ----------
             FIXED-RATE INSTRUMENTS (22.9%)

             CALIFORNIA (1.4%)
    7,000    San Diego County Water Auth.                            0.13       1/07/2014         7,000
   30,735    San Diego County Water Auth.                            0.09       1/09/2014        30,735
                                                                                             ----------
                                                                                                 37,735
                                                                                             ----------
             MARYLAND (1.5%)
   11,704    John Hopkins Univ.                                      0.09       2/05/2014        11,704
    9,800    John Hopkins Univ.                                      0.11       2/06/2014         9,800
   20,000    John Hopkins Univ.                                      0.10       3/06/2014        20,000
                                                                                             ----------
                                                                                                 41,504
                                                                                             ----------
             MINNESOTA (1.6%)
    1,250    Aurora ISD (NBGA)                                       1.00       8/21/2014         1,254
    1,460    Clearbrook Gonvick ISD (NBGA)                           1.00       9/30/2014         1,467
   22,000    Duluth ISD (NBGA)                                       1.00       9/16/2014        22,101
   11,300    Farmington ISD (NBGA)                                   1.00       9/26/2014        11,360
    3,000    Little Falls ISD (NBGA)                                 1.25       9/23/2014         3,020
    1,500    Onamia ISD (NBGA)                                       1.00       8/30/2014         1,506
    2,050    St. Cloud ISD (NBGA)                                    0.65       8/08/2014         2,052
    2,100    St. Francis ISD (NBGA)                                  1.25       9/04/2014         2,113
                                                                                             ----------
                                                                                                 44,873
                                                                                             ----------
             NEW YORK (9.6%)
   20,000    Binghamton City School District                         1.00      11/21/2014        20,101
    2,419    Clinton County                                          1.00       6/13/2014         2,425
   16,730    Cortland Enlarged CSD                                   1.00       6/27/2014        16,783
   10,562    Depew Union Free School District                        0.75       6/18/2014        10,582
   12,812    Dundee CSD                                              0.75       6/19/2014        12,836
    4,750    Dunkirk School District                                 1.00       7/23/2014         4,760
   15,000    Enlarged Troy School District                           1.00       7/15/2014        15,052
   12,190    Evans Brant CSD                                         1.00       6/27/2014        12,228
    6,000    Geneva School Districrt                                 1.00       8/15/2014         6,020
    5,301    Kenmore Tonawanda                                       1.00       6/27/2014         5,318
    9,219    Lockport School District                                1.00       8/07/2014         9,251
    8,780    Longwood CSD                                            1.00       6/20/2014         8,808
    9,100    Maine Endwell CSD                                       1.00       6/26/2014         9,128
    8,900    Moravia CSD                                             1.00       6/20/2014         8,924
    2,040    New Rochelle School District                            1.00       1/24/2014         2,041
   20,315    Newburgh School District                                1.00       6/30/2014        20,367
   10,000    Ogdensburg City                                         0.75       6/24/2014        10,017
    6,854    Oswego School District                                  1.00       6/25/2014         6,872
   14,557    Rome School District                                    1.00       8/07/2014        14,608
    4,270    Royalton Hartland CSD                                   1.00       6/27/2014         4,282
   11,750    Schoharie County                                        1.25      11/14/2014        11,806
   18,860    Sherburne Earleville CSD                                1.00       6/27/2014        18,920
    5,730    Sullivan County                                         1.00       3/07/2014         5,736
    3,500    Sullivan County                                         1.00       3/07/2014         3,503
    4,694    Susquehanna Valley CSD                                  1.00       6/27/2014         4,707
    4,758    Tonawanda School District                               1.00       3/12/2014         4,762
   11,635    Union Endicott CSD                                      1.00       6/25/2014        11,674

================================================================================

11  | USAA Tax Exempt Money Market Fund

================================================================================

PRINCIPAL
AMOUNT                                                              COUPON          FINAL         VALUE
(000)        SECURITY                                                 RATE       MATURITY         (000)
-------------------------------------------------------------------------------------------------------
$   4,000    Waverly CSD                                             1.00%      6/27/2014   $     4,010
                                                                                            -----------
                                                                                                265,521
                                                                                            -----------
             SOUTH CAROLINA (1.4%)
   11,542    Public Service Auth.                                    0.10       1/09/2014        11,542
   28,457    Public Service Auth.                                    0.11       2/06/2014        28,457
                                                                                            -----------
                                                                                                 39,999
                                                                                            -----------
             TEXAS (4.9%)
   10,000    Dallas Area Rapid Transit                               0.13       3/19/2014        10,000
   10,000    Dallas Area Rapid Transit                               0.11       4/03/2014        10,000
    7,450    Houston                                                 0.11       1/07/2014         7,450
   20,000    Houston                                                 0.11       3/06/2014        20,000
   15,000    Houston                                                 0.12       3/11/2014        15,000
   10,000    Houston                                                 0.12       3/12/2014        10,000
   25,000    San Antonio                                             0.14       1/14/2014        25,000
   13,000    San Antonio                                             0.12       4/07/2014        13,000
   25,000    Univ. of Texas                                          0.09       3/04/2014        25,000
                                                                                            -----------
                                                                                                135,450
                                                                                            -----------
             VIRGINIA (2.5%)
   20,000    Univ. of Virginia                                       0.11       2/05/2014        20,000
    6,000    Univ. of Virginia                                       0.10       2/06/2014         6,000
   22,010    Univ. of Virginia                                       0.11       3/05/2014        22,010
   20,000    Univ. of Virginia                                       0.09       4/03/2014        20,000
                                                                                            -----------
                                                                                                 68,010
                                                                                            -----------
             WISCONSIN (0.0%)
    1,220    Racine USD                                              1.00       4/01/2014         1,222
                                                                                            -----------
             Total Fixed-Rate Instruments(cost: $634,314)                                       634,314
                                                                                            -----------

             TOTAL INVESTMENTS (COST: $2,765,797)                                           $ 2,765,797
                                                                                            ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Variable-Rate Demand Notes                    $          --     $ 1,932,075     $         --     $1,932,075
Put Bonds                                                --         180,408               --        180,408
Adjustable-Rate Notes                                    --          19,000               --         19,000
Fixed-Rate Instruments                                   --         634,314               --        634,314
-----------------------------------------------------------------------------------------------------------
Total                                         $          --     $ 2,765,797     $         --     $2,765,797
-----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

December 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA Tax Exempt Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under procedures to stabilize net asset value (NAV) and valuation procedures approved by the Board.

================================================================================

13  | USAA Tax Exempt Money Market Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.

D. As of December 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,766,065,000 at December 31, 2013, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

                                         Notes to Portfolio of Investments |  14

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.



                                 SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended December 31, 2013

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     2/24/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    2/24/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    2/24/2014
         ------------------------------